FINANCE LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 113,122	$ 121,450
Future finance charges	(39,294)	(44,415)
Total Financial lease liabilities	73,828	77,035
Total minimum lease payments	73,828	77,035
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	8,328	8,328
Total minimum lease payments	8,030	8,030
Later than one year but not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	33,312	33,312
Total minimum lease payments	27,208	27,208
Later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	71,482	79,810
Total minimum lease payments	$ 38,590	$ 41,797